CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	3 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013
Statement Of Stockholders Equity [Abstract]
Dividends declared and paid, per share	$ 0.05	$ 0.15	$ 0.30	$ 0.30